Income taxes	9 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]	Income Taxes
Scorpio Bulkers Inc. and its vessel owning subsidiaries (registered and disponent) are incorporated in the Republic of the Marshall Islands, and in accordance with the income tax laws of the Marshall Islands, are not subject to Marshall Islands income tax. The Company is also exempt from income tax in other jurisdictions including the United States of America due to tax treaties or domestic tax laws; therefore, it will not have any tax charges, benefits, or balances.